RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company’s key personnel include all members of the Board of Directors and five members of senior management in 2019, 2018 and 2017. Key personnel remuneration includes the following expenses for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
	$	$	$
Short-term benefits including employee salaries and bonuses and director retainer and committee fees	5,541	4,591	4,099
Post-employment and other long-term benefits	317	289	295
Share-based compensation expense (1)	1,065	1,016	1,619
Total remuneration	6,923	5,896	6,013

(1)	The table above does not include amounts recognized in deficit for share-based compensation arising as a result of the amendments to the DSU and PSU plans.